Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	EXPLANORY NOTE: The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 4, 2025, to correct the omission of the Schwab U.S. Treasury Money Fund, Ultra Shares annual report in Form N-CSR. No other information or disclosures contained in the Registrant’s Form N-CSR filed March 4, 2025 are being amended by this Form N-CSR/A.
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Schwab Value Advantage Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 218,570,000,000
Holdings Count | Holdings	623
Advisory Fees Paid, Amount	$ 546,586,197
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$218,570
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.30%
Seven-Day Yield ( without waivers)	4.27%
Seven-Day Effective Yield (with waivers)	4.39%
Business Interest Deduction (163j)	99.75%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Value Advantage Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Ultra Shares*	$20	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 118,180,000,000
Holdings Count | Holdings	623
Advisory Fees Paid, Amount	$ 546,586,197
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$118,180
Number of Holdings	623
Advisory Fees Paid by the Fund	$546,586,197
Weighted Average Maturity	23 Days
Seven-Day Yield (with waivers)	4.45%
Seven-Day Yield (without waivers)	4.42%
Seven-Day Effective Yield (with waivers)	4.54%
Business Interest Deduction (163j)	99.75%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$45	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 20,322,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$20,322
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.10%
Seven-Day Yield (without waivers)	4.08%
Seven-Day Effective Yield (with waivers)	4.18%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 28,152,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$28,152
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.20%
Seven-Day Yield (without waivers)	4.18%
Seven-Day Effective Yield (with waivers)	4.29%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the inv estm
ent adviser serves as
adviser
to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 26,324,000,000
Holdings Count | Holdings	304
Advisory Fees Paid, Amount	$ 116,438,625
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$26,324
Number of Holdings	304
Advisory Fees Paid by the Fund	$116,438,625
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.33%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 35,547,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 120,743,439
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$35,547
Number of Holdings	65
Advisory Fees Paid by the Fund	$120,743,439
Weighted Average Maturity	49 Days
Seven-Day Yield (with waivers)	4.15%
Seven-Day Yield (without waivers)	4.11%
Seven-Day Effective Yield (with waivers)	4.23%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have cha nge d since the report date.
Schwab U.S. Treasury Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 49,370,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 120,743,439
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$49,370
Number of Holdings	65
Advisory Fees Paid by the Fund	$120,743,439
Weighted Average Maturity	49 Days
Seven-Day Yield (with waivers)	4.29%
Seven-Day Yield (without waivers)	4.26%
Seven-Day Effective Yield (with waivers)	4.39%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 36,001,000,000
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 124,838,121
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$36,001
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.17%
Seven-Day Effective Yield (with waivers)	4.27%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 33,772,000,000
Holdings Count | Holdings	77
Advisory Fees Paid, Amount	$ 124,838,121
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$33,772
Number of Holdings	77
Advisory Fees Paid by the Fund	$124,838,121
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	4.33%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.42%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 4,346,000,000
Holdings Count | Holdings	1,106
Advisory Fees Paid, Amount	$ 29,265,522
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,346
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.29%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.35%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report
date
.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date .
Schwab Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 13,210,000,000
Holdings Count | Holdings	1,106
Advisory Fees Paid, Amount	$ 29,265,522
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$13,210
Number of Holdings	1,106
Advisory Fees Paid by the Fund	$29,265,522
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.44%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.50%
Tax Exempt Income Distribution	99.90%
Long Term Capital Gain Distribution	$109,607
Business Interest Deduction (163j)	81.91%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the
report
date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,234,000,000
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 5,441,044
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,234
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.31%
Seven-Day Yield (without waivers)	3.27%
Seven-Day Effective Yield (with waivers)	3.37%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,765,000,000
Holdings Count | Holdings	565
Advisory Fees Paid, Amount	$ 5,441,044
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,765
Number of Holdings	565
Advisory Fees Paid by the Fund	$5,441,044
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.46%
Seven-Day Yield (without waivers)	3.42%
Seven-Day Effective Yield (with waivers)	3.52%
Tax Exempt Income Distribution	99.99%
Long Term Capital Gain Distribution	$20,895
Business Interest Deduction (163j)	11.54%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 2,605,000,000
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 15,916,389
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,605
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.79%
Seven-Day Yield (without waivers)	2.78%
Seven-Day Effective Yield (with waivers)	2.83%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 6,426,000,000
Holdings Count | Holdings	397
Advisory Fees Paid, Amount	$ 15,916,389
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,426
Number of Holdings	397
Advisory Fees Paid by the Fund	$15,916,389
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.94%
Seven-Day Yield (without waivers)	2.93%
Seven-Day Effective Yield (with waivers)	2.98%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$48,674
Business Interest Deduction (163j)	26.04%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,054,000,000
Holdings Count | Holdings	319
Advisory Fees Paid, Amount	$ 4,385,336
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,054
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.27%
Seven-Day Yield (without waivers)	3.24%
Seven-Day Effective Yield (with waivers)	3.33%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date .
Schwab New York Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 1,848,000,000
Holdings Count | Holdings	319
Advisory Fees Paid, Amount	$ 4,385,336
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,848
Number of Holdings	319
Advisory Fees Paid by the Fund	$4,385,336
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	3.42%
Seven-Day Yield (without waivers)	3.39%
Seven-Day Effective Yield (with waivers)	3.48%
Tax Exempt Income Distribution	99.98%
Long Term Capital Gain Distribution	$10,027
Business Interest Deduction (163j)	17.18%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,184,000,000
Holdings Count | Holdings	289
Advisory Fees Paid, Amount	$ 3,606,595
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,184
Number of Holdings	289
Advisory Fees Paid by the Fund	$3,606,595
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.35%
Seven-Day Yield (without waivers)	4.32%
Seven-Day Effective Yield (with waivers)	4.44%
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.